Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
March 31, 2013
Financial Assets:
Cash and cash equivalents	$4,550,165	$—	$—	$4,550,165

Total assets	$4,550,165	$—	$—	$4,550,165

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$225,764	$225,764

Conversion element of promissory notes	—	—	155,990	155,990

Conversion element of Series B CPS	—	—	1,212,385	1,212,385

Series A CPS derivative liabilities	—	—	1,207,762	1,207,762

Total liabilities	$—	$—	$2,801,901	$2,801,901
	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184

	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184
	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial Assets:
Cash and cash equivalents	$15,117,172	$—	$—	$15,117,172

Total assets	$15,117,172	$—	$—	$15,117,172

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$655,219	$655,219

Conversion element of promissory notes	—	—	1,931,295	1,931,295

Conversion element of Series B CPS	—	—	1,245,101	1,245,101

Series A CPS derivative liabilities	—	—	2,135,715	2,135,715

Total liabilities	$—	$—	$5,967,330	$5,967,330

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$2,208,184
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	123,069	(118,938)	1,476	588,110	593,717
Settlements	—	—	—	—	—
Balance at March 31, 2013	$225,764	$155,990	$1,212,385	$1,207,762	$2,801,901

Total gains (losses) included in other income and expenses attributable to liabilities still held as of March 31, 2013	$(123,069)	$118,938	$(1,476)	$(588,110)	$(593,717)
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(299,229)	(849,426)	3,284	68,650	(1,076,721)
Settlements	—	—	—	—	—
Balance at March 31, 2012	$355,990	$1,081,869	$1,248,385	$2,204,365	$4,890,609

Total gains (losses) included in other income and expenses attributable to liabilities still held as of March 31, 2012	$299,229	$849,426	$(3,284)	$(68,650)	$1,076,721

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(552,524)	(1,656,367)	(34,192)	(1,516,063)	(3,759,146)
Settlements	—	—	—	—	—
Balance at December 31, 2012	$102,695	$274,928	$1,210,909	$619,652	$2,208,184

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2012	$552,524	$1,656,367	$34,192	$1,516,063	$3,759,146
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2011	$2,240,962	$—	$194,088	$—	$2,435,050
Issuances	—	11,495,163	—	2,198,828	13,693,991
Revaluation (gains) losses included in other income and expenses	(1,269,940)	(8,989,945)	1,051,013	(63,113)	(9,271,985)
Settlements	(315,803)	(573,923)	—	—	(889,726)
Balance at December 31, 2011	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2011	$1,324,165	$8,989,945	$(1,051,013)	$63,113	$9,326,210